Concentration of Credit - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Major Customer
Concentration Risk [Line Items]
Concentration risk percentage	25.00%
Net assets	$ 2,800,000
Loans Collateralized by Real Estate
Concentration Risk [Line Items]
Concentration risk percentage	96.00%
Loans Collateralized by Real Estate | Church
Concentration Risk [Line Items]
Concentration risk percentage	25.00%
Loans Collateralized by Real Estate | Convenience Stores
Concentration Risk [Line Items]
Concentration risk percentage	27.00%